Related Party Receivables (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related Party payables		$ (51,380)	$ (565)
Related Party payables	$ (374,507)	(52,380)
Related Party Receivables	8,318	1,413	$ 1,519
Luca Pasquini
Related Party Transaction [Line Items]
Related Party payables	(161)	(502)
Related Party Receivables		1,413
Victor Salerno
Related Party Transaction [Line Items]
Related Party payables	$ (374,346)	$ (51,878)